Derivative financial instruments and market risks - Summary of Fair Value of Derivative Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	€ 37	€ 19
Current assets	188
Total assets	225
Non-current liabilities	(10)
Current liabilities	(89)
Total liabilities	(99)
Market value	126	86	€ 122
Currency derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	6
Current assets	184
Total assets	190
Non-current liabilities	0
Current liabilities	(87)
Total liabilities	(87)
Market value	103	44	71
operating
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	16
Total assets	16
Non-current liabilities	0
Current liabilities	(31)
Total liabilities	(31)
Market value	(15)	7	3
financial
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	6
Current assets	168
Total assets	174
Non-current liabilities	0
Current liabilities	(56)
Total liabilities	(56)
Market value	118	37	68
Interest rate derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	31
Current assets	4
Total assets	35
Non-current liabilities	(6)
Current liabilities	(2)
Total liabilities	(8)
Market value	27	42	51
Equity derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	0
Total assets	0
Non-current liabilities	(4)
Current liabilities	0
Total liabilities	(4)
Market value	€ (4)